Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table shows for 2025, 2024, 2023, 2022, and 2021:

•	the total compensation disclosed in the Summary Compensation Table (SCT Compensation) for Mr. Kowlzan, our principal executive officer (the PEO) for each of those years;

•
the average SCT Compensation for Mr. Hassfurther, Mr. Mundy, Mr. Carter and Mr. Shirley, who were our other named executive officers (the
Non-PEO
NEOs) for 2021, 2022, 2023, and 2024. Mr. Pflederer was included as a
Non-PEO
NEO for 2025;

•	the Compensation Actually Paid (CAP), as determined in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, for Mr. Kowlzan for each of those years;

•	the average CAP for the Other NEOs for each of those years;

•
the value of an initial fixed $100 investment made on January 1, 2021 as of the end of each of those years in: (a) the Company; and (b) the comparative peer group (the “Comparative Peer Group”) described under “—Long Term Equity Awards” elsewhere in this section (which is the peer group we measure performance against on a relative basis for purposes of determining payouts under our performance units and which is unchanged from the peer group we used in last year’s PVP table, other than to remove companies that were acquired) on a weighted-average market capitalization basis;

•	our net income for each of those years, as reported in accordance with generally accepted accounting principles; and

•
our earnings per share, excluding special items
6
, for each of those years, which we believe is the most important financial performance measure to us, other than TSR to link compensation actually paid to our performance.

Year	SCT Total for PEO(1)	CAP for PEO(1)	Average SCT Total for Non- PEO NEOs(1)	Average CAP to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investments based on:		Net Income (in millions)	Company Selected Measure of Earnings Per Share, Excluding Special Items
					Total Shareholder Return of the Company	Peer Group Total Shareholder Return(2)
2025	$16,992,255	$12,969,392	$5,303,091	$4,149,100	$173.59	$113.51	$774.1	$9.84
2024	15,672,470	37,766,553	5,753,920	14,245,677	184.84	120.04	805.1	9.04
2023	15,228,190	26,358,360	5,637,042	9,342,353	130.46	113.69	765.2	8.70
2022	12,231,634	14,187,010	5,036,654	5,617,099	98.93	96.72	1,029.8	11.14
2021	12,517,313	8,937,387	4,655,014	3,497,059	101.61	121.51	841.1	9.39

6
Earnings per share excluding special items is a
Non-GAAP
financial measure, which we present throughout this proxy statement. Important information relating to our use of this
Non-GAAP
financial measure and a reconciliation of this
Non-GAAP
financial measure to the most comparable financial measure presented in accordance with Generally Accepted Accounting Principles (GAAP) are included in Item 7 of our Annual Report on Form
10-K
for the applicable year under the caption “Reconciliations of
Non-GAAP
Financial Measures to Reported Amounts” or in the case of our Annual Reports on
Form 10-K
for the years ended December 31, 2024 and December 31, 2025,
“Non-GAAP
Financial Measures.”

(1)	Below is a reconciliation of the SCT total to the CAP total for the PEO:

Year	Summary Compensation Table (SCT) Total Compensation	SCT Change in Pension Value	CAP Pension Service Cost	SCT Equity Value	Fair Value as of Year End of Equity Awards Granted During the Year	Increase (Decrease) from Prior- Year-End Fair Value of Awards that Vested During the Year	Year-over- Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Dividends	Total
2025	$16,992,255	$(790,434)	-	$(11,484,123)	$11,559,859	$(1,032,696)	$(2,699,042)	$423,573	$12,969,392
2024	15,672,470	(66,711)	$275,879	(10,633,352)	15,016,106	2,248,842	14,773,676	479,643	37,766,553
2023	15,228,190	(888,965)	252,829	(9,604,906)	12,497,223	1,159,227	7,167,023	547,739	26,358,360
2022	12,231,634	-	394,222	(7,250,018)	5,991,532	2,605,270	(284,918)	499,288	14,187,010
2021	12,517,313	(325,321)	409,787	(6,745,717)	6,398,487	(1,142,952)	(2,563,862)	389,652	8,937,387
Below is a reconciliation of the average SCT total to the average CAP total for the non-PEO
NEOs.

Year	Summary Compensation Table (SCT) Total Compensation	SCT Change in Pension Value	CAP Pension Service Cost	SCT Equity Value	Fair Value as of Year End of Equity Awards Granted During the Year	Increase (Decrease) from Prior- Year-End Fair Value of Awards that Vested During the Year	Year-over- Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Dividends	Total
2025	$5,303,091	$(235,802)	$56,447	$(2,903,576)	$2,922,717	$(327,059)	$(781,228)	$114,511	$4,149,100
2024	5,753,920	(16,767)	72,145	(3,325,704)	4,696,480	1,248,872	5,660,135	156,596	14,245,677
2023	5,637,042	(311,772)	63,957	(3,019,176)	3,928,335	388,155	2,471,924	183,888	9,342,353
2022	5,036,654	-	98,616	(2,634,404)	2,177,112	852,667	(95,409)	181,863	5,617,099
2021	4,655,014	(98,480)	102,592	(2,258,776)	2,142,514	(326,641)	(856,519)	137,355	3,497,059
Outstanding and unvested stock awards included in CAP are valued as of the end of the year presented using methodology consistent with the valuation of such awards on the grant date and described in Note 1 to the Summary Compensation Table included in this proxy statement. Restricted stock is valued at the closing market price on the New York Stock Exchange on the last trading day of the year presented. The valuation of ROIC Units is determined based upon the probable outcome, which, for all outstanding units, was payout at 100%, except for awards that paid out earlier in 2026, which were present at actual attained performance of 100%. The valuation of the TSR Units was redetermined as of the end of each year based upon a Monte Carlo simulation.
In each case, “Dividends” include dividends paid in cash on unvested restricted stock awards and the year over year change in value of accrued dividends on ROIC Performance Units.

Company Selected Measure Name	Earnings per share excluding special items
Named Executive Officers, Footnote	the average SCT Compensation for Mr. Hassfurther, Mr. Mundy, Mr. Carter and Mr. Shirley, who were our other named executive officers (the
Non-PEO
NEOs) for 2021, 2022, 2023, and 2024. Mr. Pflederer was included as a
Non-PEO
	NEO for 2025;
Peer Group Issuers, Footnote	the value of an initial fixed $100 investment made on January 1, 2021 as of the end of each of those years in: (a) the Company; and (b) the comparative peer group (the “Comparative Peer Group”) described under “—Long Term Equity Awards” elsewhere in this section (which is the peer group we measure performance against on a relative basis for purposes of determining payouts under our performance units and which is unchanged from the peer group we used in last year’s PVP table, other than to remove companies that were acquired) on a weighted-average market capitalization basis;
PEO Total Compensation Amount	$ 16,992,255	$ 15,672,470	$ 15,228,190	$ 12,231,634	$ 12,517,313
PEO Actually Paid Compensation Amount	$ 12,969,392	37,766,553	26,358,360	14,187,010	8,937,387
Adjustment To PEO Compensation, Footnote
(1)	Below is a reconciliation of the SCT total to the CAP total for the PEO:

Year	Summary Compensation Table (SCT) Total Compensation	SCT Change in Pension Value	CAP Pension Service Cost	SCT Equity Value	Fair Value as of Year End of Equity Awards Granted During the Year	Increase (Decrease) from Prior- Year-End Fair Value of Awards that Vested During the Year	Year-over- Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Dividends	Total
2025	$16,992,255	$(790,434)	-	$(11,484,123)	$11,559,859	$(1,032,696)	$(2,699,042)	$423,573	$12,969,392
2024	15,672,470	(66,711)	$275,879	(10,633,352)	15,016,106	2,248,842	14,773,676	479,643	37,766,553
2023	15,228,190	(888,965)	252,829	(9,604,906)	12,497,223	1,159,227	7,167,023	547,739	26,358,360
2022	12,231,634	-	394,222	(7,250,018)	5,991,532	2,605,270	(284,918)	499,288	14,187,010
2021	12,517,313	(325,321)	409,787	(6,745,717)	6,398,487	(1,142,952)	(2,563,862)	389,652	8,937,387

Non-PEO NEO Average Total Compensation Amount	$ 5,303,091	5,753,920	5,637,042	5,036,654	4,655,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,149,100	14,245,677	9,342,353	5,617,099	3,497,059
Adjustment to Non-PEO NEO Compensation Footnote
Below is a reconciliation of the average SCT total to the average CAP total for the non-PEO
NEOs.

Year	Summary Compensation Table (SCT) Total Compensation	SCT Change in Pension Value	CAP Pension Service Cost	SCT Equity Value	Fair Value as of Year End of Equity Awards Granted During the Year	Increase (Decrease) from Prior- Year-End Fair Value of Awards that Vested During the Year	Year-over- Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Dividends	Total
2025	$5,303,091	$(235,802)	$56,447	$(2,903,576)	$2,922,717	$(327,059)	$(781,228)	$114,511	$4,149,100
2024	5,753,920	(16,767)	72,145	(3,325,704)	4,696,480	1,248,872	5,660,135	156,596	14,245,677
2023	5,637,042	(311,772)	63,957	(3,019,176)	3,928,335	388,155	2,471,924	183,888	9,342,353
2022	5,036,654	-	98,616	(2,634,404)	2,177,112	852,667	(95,409)	181,863	5,617,099
2021	4,655,014	(98,480)	102,592	(2,258,776)	2,142,514	(326,641)	(856,519)	137,355	3,497,059
Outstanding and unvested stock awards included in CAP are valued as of the end of the year presented using methodology consistent with the valuation of such awards on the grant date and described in Note 1 to the Summary Compensation Table included in this proxy statement. Restricted stock is valued at the closing market price on the New York Stock Exchange on the last trading day of the year presented. The valuation of ROIC Units is determined based upon the probable outcome, which, for all outstanding units, was payout at 100%, except for awards that paid out earlier in 2026, which were present at actual attained performance of 100%. The valuation of the TSR Units was redetermined as of the end of each year based upon a Monte Carlo simulation.
In each case, “Dividends” include dividends paid in cash on unvested restricted stock awards and the year over year change in value of accrued dividends on ROIC Performance Units.

Compensation Actually Paid vs. Total Shareholder Return
The following chart shows our CAP to our PEO and our average CAP to our Other NEOs (presented as bars) for the years presented; and our TSR and the TSR of our Comparative Peer Group based upon the value of an initial $100 investment made on January 1, 2021 (presented as lines) as of the end of the years presented:

Compensation Actually Paid vs. Net Income	The following chart shows our CAP to our PEO and our average CAP to our Other NEOs (presented as bars) and our net income (presented as a line) for the years presented:
Compensation Actually Paid vs. Company Selected Measure
The following chart shows our CAP to our PEO and our average CAP to our Other NEOs (presented as bars) and our earnings per share, excluding special items (presented as a line) for the years presented:

Total Shareholder Return Vs Peer Group
The following chart shows our CAP to our PEO and our average CAP to our Other NEOs (presented as bars) for the years presented; and our TSR and the TSR of our Comparative Peer Group based upon the value of an initial $100 investment made on January 1, 2021 (presented as lines) as of the end of the years presented:

Tabular List, Table
List of Financial Performance Measures Used to Link CAP to Performance

•	Relative total shareholder return (against peer companies)

•	Earnings per share, excluding special items

•	Return on invested capital

Total Shareholder Return Amount	$ 173.59	184.84	130.46	98.93	101.61
Peer Group Total Shareholder Return Amount	113.51	120.04	113.69	96.72	121.51
Net Income (Loss)	$ 774,100,000	$ 805,100,000	$ 765,200,000	$ 1,029,800,000	$ 841,100,000
Company Selected Measure Amount	9.84	9.04	8.7	11.14	9.39
PEO Name	Mr. Kowlzan
Measure:: 1
Pay vs Performance Disclosure
Name	Relative total shareholder return (against peer companies)
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per share, excluding special items
Non-GAAP Measure Description	Earnings per share excluding special items is a
Non-GAAP
financial measure, which we present throughout this proxy statement. Important information relating to our use of this
Non-GAAP
financial measure and a reconciliation of this
Non-GAAP
financial measure to the most comparable financial measure presented in accordance with Generally Accepted Accounting Principles (GAAP) are included in Item 7 of our Annual Report on Form
10-K
for the applicable year under the caption “Reconciliations of
Non-GAAP
Financial Measures to Reported Amounts” or in the case of our Annual Reports on
Form 10-K
for the years ended December 31, 2024 and December 31, 2025,
“Non-GAAP
	Financial Measures.”
Measure:: 3
Pay vs Performance Disclosure
Name	Return on invested capital
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (790,434)	$ (66,711)	$ (888,965)	$ 0	$ (325,321)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	275,879	252,829	394,222	409,787
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,484,123)	(10,633,352)	(9,604,906)	(7,250,018)	(6,745,717)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,559,859	15,016,106	12,497,223	5,991,532	6,398,487
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,699,042)	14,773,676	7,167,023	(284,918)	(2,563,862)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,032,696)	2,248,842	1,159,227	2,605,270	(1,142,952)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	423,573	479,643	547,739	499,288	389,652
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(235,802)	(16,767)	(311,772)	0	(98,480)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,447	72,145	63,957	98,616	102,592
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,903,576)	(3,325,704)	(3,019,176)	(2,634,404)	(2,258,776)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,922,717	4,696,480	3,928,335	2,177,112	2,142,514
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(781,228)	5,660,135	2,471,924	(95,409)	(856,519)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(327,059)	1,248,872	388,155	852,667	(326,641)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 114,511	$ 156,596	$ 183,888	$ 181,863	$ 137,355